RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - LIQUIDITY AND CREDIT RISK (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
LIQUIDITY RISK AND CREDIT RISK
Rolling time period over which the Company forecasts cash requirements	12 months
Period of anticipated requirements for which the Company maintains sufficient liquidity through committed credit facilities	1 year
Period after which receivables are classified as past due	30 days
Derivative instruments
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	$ 562	$ 385
Derivative instruments | Canadian financial institutions
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	28	82
Derivative instruments | United States financial institutions
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	107	19
Derivative instruments | European financial institutions
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	84	145
Derivative instruments | Asian financial institutions
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	6	2
Derivative instruments | Other
LIQUIDITY RISK AND CREDIT RISK
Maximum credit exposure with respect to derivative instruments	$ 337	$ 137